BALANCE SHEET ITEMS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Balance Sheet Items
SCHEDULE OF PREPAID EXPENSES
	June 30, 2024 (unaudited)	December 31, 2023
Prepaid expenses	$58,693	$5,577
Prepaid rent	7,500	7,500
Prepaid inventories	248,374	165,348
Total	$314,567	$178,425

	December 31, 2023	December 31, 2022
Prepaid expenses	$178,425	$-
Prepaid rent	7,500	-
Total	$185,925	$-

SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	June 30, 2024 (unaudited)	December 31, 2023
Accounts payable	$314,304	$281,861
Accounts payable, related party	5,678	50,881
Accrued liabilities	254,632	240,324
Accrued payroll	91,479	367,230
	$666,093	$940,296